Note 18 - Financial Instruments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
18.	FINANCIAL INSTRUMENTS

a.	Fair values

The carrying value of cash and accounts and grants receivable, approximates their fair value due to the liquidity of these instruments. The carrying values of accounts payables and accrued liabilities and loans payables approximate their fair value due to the requirement to extinguish the liabilities on demand or payable within a year.

b.	Financial risk management objectives and policies

The financial risk arising from the Company’s operations are currency risk, liquidity risk and credit risk. These risks arise from the normal course of operations and all transactions undertaken are to support the Group’s ability to continue as a going concern. The risks associated with these financial instruments and the policies on how to mitigate these risks are as follows:

c.	Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to the Company’s monetary assets and liabilities denominated in currencies other than the Canadian Dollar and the Company’s net investments in foreign subsidiaries.

The Company operates internationally and is exposed to foreign exchange risk as certain expenditures are denominated in non-Canadian Dollar currencies.

The Company has been exposed to this fluctuation and has
not
implemented a program against these foreign exchange fluctuations.

A
10%
strengthening of the US Dollars against Canadian Dollars would have increased the net equity by approximately
$67,000
(
2016
-
$294,858
) due to reduction in the value of net liability balance. A
10%
of weakening of the US Dollar against Canadian Dollar at
December 31, 2017
would have had the equal but opposite effect. The significant financial instruments of the Company, their carrying values and the exposure to other denominated monetary assets and liabilities, as of
December 31, 2017
are as follows:

US Denominated
USD
Cash	122,319
Accounts receivable	518,999
Accounts payable	104,225

The carrying values and the exposure to other denominated monetary assets and liabilities as of
December 31, 2016
are as follows:

	US Denominated	China Denominated
	USD	RMB
Cash	17,652	1,786
Accounts receivable	2,267,036	-
Accounts payable	88,352	-

d.	Liquidity Risk

The Company manages its liquidity risk by preparing and monitoring forecasts of cash expenditures to ensure that it will have sufficient liquidity to meet liabilities when due. The Company’s accounts payable and accrued liabilities generally have maturities of less than
90
days. At
December 31, 2017,
the Company had cash of
$327,434
(
2016
-
$84,303
), accounts and grants receivable of
$970,467
(
2016
-
$3,044,928
) to settle current liabilities of
$980,318
(
2016
-
$731,159
).

e.	Credit Risk

Credit risk refers to the risk that
one
party to a financial instrument will cause a financial loss for the counterparty by failing to discharge an obligation. The Company is primarily exposed to credit risk through accounts receivable. The maximum credit risk exposure is limited to the reported amounts of these financial assets. Credit risk is managed by ongoing review of the amount and aging of accounts receivable balances. As at
December 31, 2017,
the Company has outstanding receivables of
$970,467
(
2016
-
$3,044,928
). An allowance for doubtful accounts is taken on accounts receivable if the account has not
been collected after a predetermined period of time as determined by the contract and collectability is offset to other operating expenses. The Company deposits its cash with high credit quality financial institutions, with the majority deposited within Canadian Tier
1
Banks.